Expense Example - TCW Emerging Markets Local Currency Income Fund	Mar. 01, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,179
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	383
Expense Example, with Redemption, 5 Years	696
Expense Example, with Redemption, 10 Years	$ 1,585